RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Nov. 30, 2012
RESEARCH AND DEVELOPMENT EXPENSES [Text Block]

NOTE 7 – RESEARCH AND DEVELOPMENT EXPENSES

	Year ended
	November 30,
	2012	2011
Patents registrations	$619,288	$-
Salaries & related expenses	166,108	-
Stock-based compensation	1,329,651	-
Professional fees and consulting services	102,863	-
Other	90,901	-
Total	$2,308,811	$-